REVENUE AND EXPENSES - CHANGE IN FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Change in fair value of financial instruments, Gains	$ 0	$ 0	$ 230,000
Losses on change in fair value of derivatives	0	0	0
Net	0	0	230,000
Net foreign exchange gain	212,067,000	66,205,000	63,596,000
Net foreign exchange loss	221,147,000	95,041,000	87,023,000
Net	(9,080,000)	(28,836,000)	(23,427,000)
Loans and receivables [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	1,822,000	2,928,000	38,220,000
Net foreign exchange loss	261,000	433,000	57,187,000
Net	2,083,000	2,495,000	(18,967,000)
Other financial transactions [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	15,634,000	19,432,000	16,407,000
Net foreign exchange loss	278,000	29,786,000	14,405,000
Net	15,356,000	(10,354,000)	2,002,000
Current transactions [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	194,611,000	43,845,000	8,969,000
Net foreign exchange loss	221,130,000	64,822,000	15,431,000
Net	$ (26,519,000)	$ (20,977,000)	$ (6,462,000)